Schedule II - Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for Doubtful Accounts
Activity in Valuation and Qualifying Accounts
Balance- Beginning of Year	$ 1,530	$ 1,500	$ 2,035
Charged to Costs and Expense	359	215	69
Deductions from Reserves	655	185	604
Balance- End of Year	1,234	1,530	1,500
Income Tax Valuation Allowance
Activity in Valuation and Qualifying Accounts
Balance- Beginning of Year	63,672	59,715	55,037
Charged to Costs and Expense		3,957	4,678
Charged to Costs and Expense	(19,269)
Balance- End of Year	$ 44,403	$ 63,672	$ 59,715